New Residential Investment Corp.

1345 Avenue of the Americas

New York, New York 10105

July 12, 2013

VIA EDGAR (CONFIDENTIAL SUBMISSION)

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	New Residential Investment Corp. (CIK: 0001556593);
Confidential Submission of Draft Registration Statement on Form S-11

Ladies and Gentlemen:

On behalf of New Residential Investment Corp., a Delaware corporation (the “Company”), the undersigned hereby confidentially submits a draft Registration Statement on Form S-11 (the “Registration Statement”) of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “Jobs Act”) for non-public review by the Staff of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

The Company is an “emerging growth company” pursuant to Title 1, Section 101 of the Jobs Act. Therefore, the Company is permitted to make this confidential submission of its draft Registration Statement for review by the Staff.

Please direct all notices and communications with respect to this confidential submission to the following:

Cameron D. MacDougall
Secretary
New Residential Investment Corp.
1345 Avenue of the Americas
New York, NY 10105
Telephone: (212) 479-1522
Facsimile: (212) 798-6075

and a copy to:	Richard Aftanas
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036
Telephone: (212) 735-4112
Facsimile: (917) 777-4112

U.S. Securities and Exchange Commission

July 12, 2013

Very truly yours,

NEW RESIDENTIAL INVESTMENT CORP.

By:	/s/ Cameron D. MacDougall
Name: Cameron D. MacDougall
Title: Secretary

cc:	Richard B. Aftanas, Skadden, Arps, Slate, Meagher & Flom LLP
Joseph A. Coco, Skadden, Arps, Slate, Meagher & Flom LLP